STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total	Preferred Stock Series A [Member]
Beginning balance, value at Oct. 31, 2021	$ 95,265	$ 38,952,921	$ (39,097,301)	$ (39,115)
Beginning balance, shares at Oct. 31, 2021	95,265,299				10,000,000
Shares issued for acquisition	$ 20	(10)		10
Shares issued for acquisition, shares	20,000
Shares issued for consulting services	$ 10,000
Shares issued for consulting services, shares	10,000,000
Shares cancelled for cancellation of acquisition, shares	(20,000)
Series A Preferred Stock returned to treasury, shares					(5,000,000)
Net loss			(1,071,309)	(1,071,309)
Ending balance, value at Oct. 31, 2022	$ 105,265	38,957,921	(40,168,610)	(1,110,424)
Ending balance, shares at Oct. 31, 2022	105,265,299				5,000,000
Common stock issued for cash	$ 290,000			290,000
Common stock issued for cash, shares	290,000,000
Common stock based compensation	$ 2,025			2,025
Common stock based compensation, shares	2,025,000
Common stock issued for settlement of debt	$ 20,000			20,000
Common stock issued for settlement of debt, shares	20,000,000
Series A preferred issued pursuant to patent agreement		77,500		82,500
Series A preferred issued pursuant to patent agreement, shares					5,000,000
Regulation A common stock issuances	$ 2,026	2,024,506		2,045,033
Regulation A common stock issuances, shares	2,026,532
Common stock issued for financing commitment	$ 25	19,975		20,000
Common stock issued for financing commitment, shares	24,753
Net loss			(1,441,335)	(1,441,335)
Ending balance, value at Oct. 31, 2023	$ 419,341	$ 41,079,902	$ (41,609,945)	$ (92,201)
Ending balance, shares at Oct. 31, 2023	419,341,584				10,000,000